Gain on Sale of Assets (Tables)	12 Months Ended
Dec. 31, 2023
Proceeds from Sale of Productive Assets [Abstract]
Summary of gain (loss) on sale of assets	Summary of the transactions is presented in the table below:

	Years Ended December 31,
	2021	2022	2023
Gain on sale of assets	$11,579	$—	$10,375

Vessel name	Type	Built	Gross sale price	Gain/(Loss)	Delivery to new owners
Paraskevi	Panamax	2003	7,300	(551)	April 2021
Vassos	Panamax	2004	8,650	(1,074)	May 2021
Pedhoulas Builder	Kamsarmax	2012	22,500	(1,775)	June 2021
Pedhoulas Farmer	Kamsarmax	2012	22,000	189	September 2021
Maria	Panamax	2003	12,000	3,843	September 2021
Koulitsa	Panamax	2003	13,600	5,748	November 2021
Pedhoulas Fighter	Kamsarmax	2012	23,700	5,199	November 2021
Total gain in 2021				$11,579

Vessel name	Type	Built	Gross sale price	Gain	Delivery to new owners
Pedhoulas Trader	Kamsarmax	2006	15,900	4,637	January 2023
Efrossini	Panamax	2012	22,500	3,316	July 2023
Katerina	Panamax	2004	10,200	2,422	December 2023
Total gain in 2023				$10,375